Income Tax (Details) - Schedule of Cumulative Net Operating Loss	12 Months Ended
Jun. 30, 2024 USD ($)
PRC [Member]
Operating Loss Carryforwards [Line Items]
Amount	$ 78,947,499
Earliest year of expiration if not utilized	2025
Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Amount	$ 3,197,595
Earliest year of expiration if not utilized	No expiration